Property, Plant and Equipment, Net	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, net

Note 7. Property, plant and equipment, net

Property, plant and equipment, net consisted of the following:

	As of June 30, 2025	As of December 31, 2024
Building	$2,786,773	2,734,965
Office Equipment	194,693	191,073
Electronic Equipment	212,953	203,588
Vehicles	242,350	224,023
Machinery Equipment	480,128	471,202
Building Improvement	1,276,565	809,045
Construction in progress	44,137	6,152
Subtotal	$5,237,599	$4,640,048
Less: accumulated depreciation	(1,750,027)	(1,602,736)
Total	$3,487,572	$3,037,312

As of June 30, 2025 and December 31, 2024, the buildings have been pledged for the purpose of obtaining bank loans.

Depreciation expenses for the six months ended June 30, 2025 and 2024 amounted to $115,496 and $158,459, respectively.

For the six months ended June 30, 2025, the depreciation expenses included in the cost of sales, general and administrative expenses, selling expenses, and research and development expenses were approximately $35,995, $73,976, $2,311, and $3,214, respectively.

For the six months ended June 30, 2024, the depreciation expenses included in the cost of sales, general and administrative expenses, selling expenses, and research and development expenses were approximately $36,135, $119,000, $1,723 and $1,601, respectively.